MERGER AGREEMENT WITH SPK ACQUISITION CORP.	3 Months Ended
Mar. 31, 2022
Varian Biopharmaceuticals [Member]
MERGER AGREEMENT WITH SPK ACQUISITION CORP.

NOTE 6 – MERGER AGREEMENT WITH SPK ACQUISITION CORP.

On February 14, 2022, the Company entered into a definitive merger agreement (“Merger Agreement”) with SPK Acquisition Corp. (“SPK”) (NASDAQ: SPK), a special purpose acquisition company (“SPAC”). The business combination will result in Varian Bio becoming a publicly traded company. The transaction is expected to close prior to June 30, 2022.